Costs and expenses by nature	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Costs and expenses by nature

18	Costs and expenses by nature

	2025	2024	2023

Payroll (i)	(1,370,361)	(1,236,666)	(1,149,225)
Hospital and medical agreements	(80,449)	(94,583)	(86,151)
Depreciation and amortization	(373,344)	(333,341)	(289,511)
Lease expenses	(12,617)	(11,207)	(10,871)
Utilities	(24,722)	(22,730)	(20,403)
Maintenance	(134,156)	(127,777)	(105,919)
Share-based compensation	(15,318)	(32,424)	(31,535)
Tax expenses	(12,091)	(12,105)	(14,447)
Sales and marketing	(114,803)	(85,469)	(74,140)
Allowance for expected credit losses	(57,090)	(60,894)	(74,552)
Travel expenses	(26,144)	(20,345)	(16,098)
Consulting fees	(32,645)	(46,022)	(62,630)
Other	(230,310)	(201,361)	(189,015)
	(2,484,050)	(2,284,924)	(2,124,497)
Cost of services	(1,313,895)	(1,215,603)	(1,109,813)
Selling, general and administrative expenses	(1,113,065)	(1,008,427)	(940,132)
Allowance for expected credit losses	(57,090)	(60,894)	(74,552)

(i)	Includes the costs of pedagogical services related to the practicing physician who provides practical training and supervision to medical students (preceptors).